SEVERANCE PAY LIABILITY, NET (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Schedule of Defined Contribution Plans	These contributions represent defined contribution plans.
	Year ended December 31,
	2019	2018	2017

Expenses - defined contribution plan	$703	$712	$759